Share-Based Compensation - Range of Exercise Prices (Detail) - Employee Stock Options [member] pure in Millions	12 Months Ended
	Oct. 31, 2020 $ / shares	Oct. 31, 2019 $ / shares	Oct. 31, 2018 $ / shares	Nov. 01, 2017
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	13.1	12.8	13.1	14.3
Number of shares exercisable	5.4	4.7	4.7
Weighted- average exercise price	$ 48.50	$ 44.77	$ 40.61
$36.63 - $36.64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	0.5
Weighted- average remaining contractual life (years)	1 year
Weighted- average exercise price	$ 36.63
Number of shares exercisable	0.5
Weighted- average exercise price	$ 36.63
$40.54 - $47.59 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	1.8
Weighted- average remaining contractual life (years)	2 years 6 months
Weighted- average exercise price	$ 44.27
Number of shares exercisable	1.8
Weighted- average exercise price	$ 44.27
$52.46 - $53.15 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	3.1
Weighted- average remaining contractual life (years)	4 years 7 months 6 days
Weighted- average exercise price	$ 52.87
Number of shares exercisable	3.1
Weighted- average exercise price	$ 52.87
$65.75 - $69.39 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	3.9
Weighted- average remaining contractual life (years)	7 years 1 month 6 days
Weighted- average exercise price	$ 67.66
$72.64 - $72.84 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	3.8
Weighted- average remaining contractual life (years)	8 years 1 month 6 days
Weighted- average exercise price	$ 72.75